                                 GE FUNDS
                            3003 Summer Street
                        Stamford, Connecticut 06905






                                                           November 15, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549



Re:      Rule 24f-2 Notice for GE Funds (Securities Act
         Registration Statement File No. 33-51308,
         Investment Company Act File No. 811-7142)
         for fiscal year ended September 30, 1995.
         ----------------------------------------------


Gentlemen:

In accordance with the provisions of Rule 24f-2, GE Funds (the "Registrant") hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995.

(i) The number of Shares of the Registrant which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2") but which remained unsold at the beginning of the fiscal year ended September 30, 1995 was -0-.

(ii) The Registrant registered -0- Shares during the fiscal year ended September 30, 1995 other than pursuant to Rule 24f-2.

(iii) The Registrant sold the following number of Shares and dollar amount of Shares during the fiscal year ended September 30, 1995:


Portfolio                                   Shares                       Dollar Amounts
---------                                   ------                       --------------
GE US Equity                                5,114,148                   $   89,227,086
GE Global Equity                              652,258                       12,407,646
GE Strategic Investment                     1,169,594                       19,633,874
GE Tax-Exempt                                 179,384                        2,080,743
GE Fixed Income                             1,818,799                       21,151,807
GE Money Market                           185,465,791                      185,442,103
GE International Equity                     1,485,503                       22,626,220
GE Short Term Govt.                           226,896                        2,670,053
                                          -----------                      -----------
Total:                                    196,112,373                      355,239,532
------                                    -----------                      -----------


(iv)     The  Registrant  sold   196,112,373   Shares  in  an  amount  equal  to
         $355,239,532 during the fiscal year ended September 30, 1995, in reliance upon registration pursuant to Rule 24f-2.

(v) The following number of Shares and dollar amount of Shares, which are reflected in the total amounts indicated above, relate to Shares issued in connection with the reinvestment of dividends for the fiscal ended September 30, 1995:



Portfolio                                    Shares                                   Dollar Amounts
---------                                    ------                                   --------------
GE US Equity                                228,576                                  $  3,546,560
GE Global Equity                             48,863                                       869,722
GE Strategic Investment                      53,806                                       823,000
GE Tax-Exempt                                42,894                                       490,654
GE Fixed Income                             117,880                                     1,361,535
GE Money Market                           3,320,860                                     3,344,476
GE International Equity                      12,282                                       176,107
GE Short Term Govt.                          48,593                                       571,287
                                          ----------                                  -----------
TOTAL:                                    3,873,754                                    11,183,341
------                                    ----------                                  -----------



(vi) 3,873,754 Shares in an amount equal to $11,183,341 were issued in connection with the reinvestment of dividends during the fiscal year ended September 30, 1995, in reliance upon registration pursuant to Rule 24f-2.

(vii) The Registrant redeemed the following number of Shares and dollar amount of Shares during the fiscal year ended September 30, 1995.


Portfolio                                   Shares                              Dollar Amounts
---------                                   ------                              --------------
GE US Equity                              5,003,730                           $   84,729,596
GE Global Equity                            533,434                                9,921,370
GE Strategic Investment                     722,132                               11,978,847
GE Tax-Exempt                               282,406                                3,205,282
GE Fixed Income                           2,874,108                               32,295,490
GE Money Market                         170,729,355                              170,729,355
GE International Equity                     875,220                               13,123,945
GE Short Term Govt.                          61,045                                  716,160
                                        -----------                              -----------
TOTAL:                                  181,081,430                              326,700,045
------                                  -----------                              -----------


(viii) The Registrant redeemed 181,081,430 Shares in an amount equal to $326,700,045 during the fiscal year ended September 30, 1995, in reliance upon registration pursuant to Rule 24f-2.


In accordance with Rule 24f-2(b)(1), this Notice is accompanied by an opinion of counsel indicating that the securities, the registration of which this notice makes definite in number, were legally issued, fully paid, and non-assessable.

Pursuant to the Securities and Exchange Commission's (the "Commission") published instructions, the amount of $7,945* in payment of the registration fee required by subsection (c) of Rule 24f-2 has been wired to the Commission's lock box account at Mellon Bank in Pennsylvania. Such fee is based on the actual aggregate sale price for which such securities were sold during the fiscal year, reduced by the difference between:

(1) The actual aggregate redemption price of the shares redeemed by the Registrant during the fiscal year, and

(2) The actual aggregate redemption price of such redeemed shares previously applied by the Registrant pursuant to Rule 24e-2 (a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

As of September 30, 1995, the Registrant had no Shares available for sale which were registered other than pursuant to Rule 24f-2.

Any  questions  regarding  this matter should be addressed to Jeffrey A. Groh at
(203) 326-4089.
[FN]

* Calculation of Fee                        Number of Shares                    Dollar Amount
--------------------                        ----------------                    -------------
Shares Sold                                 196,112,373                         $ 355,239,532
Shares Reinvested                             3,873,754                            11,183,341
Shares Redeemed                             181,081,430                           326,700,045
Shares Redeemed pursuant
to Rule 24e-2                                         0                                     0
                                            -----------                          ------------
Net of sales for
calculation                                  18,904,697                         $  39,722,828
                                            -----------                          ------------

         Fee at 1/50 of 1%                                   $ 7,945
                                                              ------


                                                Very truly yours,


                                                /s/ Jeffrey A. Groh
                                                Jeffrey A. Groh
                                                Mutual Fund
                                                Controller

                   [LETTERHEAD OF WILLKIE FARR & GALLAGHER]








November 15, 1995



GE Funds
3003 Summer Street
Stamford, Connecticut 06905

Re:      Rule 24f-2 Notice for the GE Funds
         (Securities Act Registration Statement File No. 33-51308
         (the "Registration Statement")

Ladies and Gentlemen:

You have requested that we, as counsel to GE Funds (the "Trust"), render an opinion in connection with the filing by the Trust of a notice required by Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Notice"), for the Trust's fiscal year ended September 30, 1995. Paragraph (iii) of the Notice states that during the fiscal year ended September 30, 1995, the Trust sold a total of 196,112,373 shares of beneficial interest of the Trust, par value $.001 per share (the "Shares"). Paragraph (iv) of the Notice states that the number of Shares sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, was 196,112,373, for an actual aggregate sales price of $355,239,532, which amounts include Shares issued in connection with the reinvestment of dividends. The Notice further states that during the fiscal year, the actual aggregate redemption price of Shares redeemed by the Trust was $326,700,045, inclusive of Shares that were issued in connection with the reinvestment of dividends, and the difference between the aggregate sales price and the aggregate redemption price was $39,722,828.

As to the various questions of fact material to the opinion expressed herein we have relied upon and assumed the genuineness of the signatures on, the conformity to originals of, and the authenticity of, all documents, including but not limited to certificates of officers of the Trust, submitted to us as originals or copies, which facts we have not independently verified. Capitalized terms used herein but not otherwise defined have the meanings ascribed to them in the Registration Statement.

GE Funds
November 15, 1995
Page Two


On the basis of the foregoing, and assuming compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities, and assuming further that all of the Shares sold during the fiscal year ended September 30, 1995 were sold in accordance with the terms of the Trust's Declaration of Trust, By-Laws and Registration Statement in effect at the time of sale at a sales price in each case in excess of the par value of the Shares, we are of the opinion that such Shares were legally issued, fully paid and non-assessable by the Trust. We note, however, that shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

We are admitted to practice only in the State of New York and are not admitted to practice under, nor are we experts with respect to, the laws of the Commonwealth of Massachusetts. Accordingly, in rendering the opinions set forth above, we have with your consent relied, as to all matters of Massachusetts law, on the opinion of Bingham, Dana & Gould, special Massachusetts counsel to the Trust, which opinion is attached hereto.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice.

Very truly yours,


WILLKIE FARR & GALLAGHER

                  [LETTERHEAD OF BINGHAM DANA & GOULD]






November 15, 1995



GE Funds
3003 Summer Street
Stamford, Connecticut 06904

Ladies and Gentlemen:

We have acted as special Massachusetts counsel for GE Funds, a Massachusetts business trust (the "Trust"), created under a written Declaration of Trust dated August 10, 1992, as amended (the "Trust Agreement") in connection with the Registration Statement described below.

In connection with this opinion, we have examined the following described documents:

         (a) the Registration Statement of the Trust, as amended, on Form N-1A (the "Registration Statement");

         (b) a certificate of the Secretary of the Commonwealth of Massachusetts as to the existence of the Trust;

         (c) a copy, certified by the Secretary of State of the Commonwealth of Massachusetts, of the Trust's Declaration of Trust and of all amendments thereto on file in the office of the Secretary of State; and

         (d) a Certificate executed by Matthew J. Simpson, Secretary of the Trust, certifying as to, and attaching copies of, the Trust's By-Laws and certain votes of the Trustees of the Trust authorizing the issuance of an indefinite number of shares of beneficial interest.

In such examination, we have assumed the genuineness of all signatures, the conformity to the originals of all of the documents reviewed by us as copies, and the authenticity and completeness of all original documents reviewed by us in original or copy form.

This opinion is based solely on our review of the documents listed above and relevant Massachusetts law.

Furthermore, this opinion is limited solely to the laws of the Commonwealth of Massachusetts (other than the Massachusetts

Uniform Securities Act, as to which we express no opinion) as applied by courts in Massachusetts.

We understand that all of the foregoing assumptions and limitations are acceptable to you.

Based upon and subject to the foregoing, please be advised that it is our opinion that the shares of beneficial interest of the Funds, when issued and sold in accordance with the Trust's Declaration of Trust and By-Laws and the Registration Statement were legally issued, fully paid and non-assessable, except that, as set forth in the Registration Statement, shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

We understand that Willkie Farr & Gallagher will rely on this opinion in order to prepare an opinion to the Trust, which will be filed with the Securities and Exchange Commission and which will include this opinion as an attachment. We hereby consent to such use and filing of this opinion.

Very truly yours,

BINGHAM DANA & GOULD